UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road, Albany, NY  12205

(Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

26 Vly Road, Albany, NY  12205

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	December 31, 2009 (Unaudited)

Shares		Value

COMMON STOCK - 88.56%

Accident & Health Insurance - 1.93%
45,000	Conseco, Inc. *	$ 225,000

Agriculture Productions Crops - 2.28%
12,000	Fresh Del Monte Produce, Inc. *	265,200

Air Transportation Scheduled - 0.93%
9,500	Southwest Airlines Co.	108,585

Air-Conditioning & Warm Air Heating Equipment - 1.06%
10,544	Tecumseh Products Co. Class-A *	123,259

Biotechnology Research & Products - 0.94%
27,000	Trinity Biotech Plc. (Ireland) *	109,080

Calculating & Accounting Machines (No Electronic Computers) - 2.09%
21,900	NCR Corp. *	243,747

Computer Communications Equipment - 4.51%
70,000	3Com Corp. *	525,000

Computer Services Soft & System - 2.52%
16,543	Keynote Systems, Inc.	180,484
17,000	Lawson Software Americas, Inc. *	113,050
		293,534
Computer Technology - 1.00%
34,616	Adaptec, Inc. *	115,964

Construction Special Trade Contractors - 0.87%
9,500	Matrix Service Co. *	101,175

Contain & Package-Metal & Glass - 0.88%
4,000	Crown Holdings, Inc. *	102,320

Electric Services - 6.09%
18,000	Calpine Corp. *	198,000
31,800	Dynegy, Inc. *	57,558
12,000	PNM Resources, Inc.	151,800
10,000	Reliant Energy, Inc. *	57,200
7,600	Unisource Energy Corp.	244,644
		709,202
Electric Lighting & Wiring Equipment - 2.00%
29,593	LSI Industries, Inc.	233,193

Electromedical & Electrotherapeutic Apparatus - 0.92%
4,675	Conmed Corp. *	106,590

Entertainment - 1.17%
3,400	Dreamworks Animation Skg, Inc. Class-A *	135,830

Financial Data Process Services - 2.00%
50,500	BGC Partners, Inc. Class-A	233,310

Financial Miscellaneous - 2.07%
38,334	PMA Capital Corp. Class-A *	241,504

Fire, Marine & Casualty Insurance - 5.81%
4,000	Endurance Specialty Holdings Ltd.	148,920
15,100	Montpelier Re Holdings, Ltd. (Bermuda)	261,532
16,156	Selective Insurance Group, Inc.	265,766
		676,218
Food & Kindred Products - 1.49%
14,238	Sara Lee Corp.	173,419

Glass Containers - 0.56%
2,000	Owens Illinois, Inc. *	65,740

Gold & Silver Ores - 1.18%
7,600	Coeur D'Alene Mines Corp. *	137,256

Health Services - 1.08%
56,584	Cardiac Science Corp. *	126,182

Home Health Care - 1.29%
143,910	Hooper Holmes, Inc. *	149,666

Industrial & Commercial Fans & Blowers & Air Purifying - 0.68%
17,787	Flanders Corp. *	79,330

Instruments for Measuring & Testing of Electricity & Electronic Signals - 1.54%
24,000	Ixia *	178,800

Investment Advise - 1.17%
8,600	Virtus Investment Partners, Inc. *	136,740

Leisure Time - 1.57%
24,200	Callaway Golf Corp.	182,468

Insurance-Life - 1.35%
13,800	Genworth Financial, Inc. Class-A *	156,630

Medical & Dental Instruments & Supply - 1.18%
16,352	Vascular Solutions, Inc. *	137,193

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.64%
10,500	Exide Technologies *	74,655

Printed Circuit Boards - 7.59%
65,215	DDI Corp. *	318,901
16,000	Jabil Circuit	277,920
26,000	Sanmina-Sci Corp. *	286,780
		883,601
Pharmaceutical Preparations - 2.91%
7,000	Endo Pharmaceuticals Holdings, Inc. *	143,640
24,825	Prestige Brands Holdings, Inc. *	195,125
		338,765
Production Technology Equipment - 0.68%
7,334	Electro Secientific Industries, Inc. *	79,354

Publishing-Newspapers - 0.70%
21,000	Journal Communications, Inc. Class-A *	81,690

Radio & TV Broadcasting & Communications Equipment - 3.41%
60,000	Endwave Corp. *	146,400
38,100	Seachange International, Inc. *	249,936
		396,336
Retail-Stores - 1.09%
6,200	Interactive Corp. *	126,976

Security Brokers, Dealers & Flotation Companies - 1.59%
12,000	Knight Capital Group, Inc. Class-A *	184,800

Semiconductors & Related Devices - 2.99%
71,000	Axt, Inc. *	230,750
9,100	Verigy Ltd. *	117,026
		347,776
Services-Amusements & Recreation Services - 1.12%
23,000	Warner Music Group Corp. *	130,180

Services-Commercial - 2.11%
27,000	Albany Molecular Research, Inc. *	245,160

Services-Computer Programming & Data Preparation - 0.89%
100,000	Ipass, Inc.	104,000

Services-Computer Programming Services - 4.30%
12,964	I2 Technologies, Inc. *	247,872
68,000	Realnetwork, Inc. *	252,280
		500,152
Surety Insurance - 4.42%
14,100	Assured Guaranty Ltd. (Bermuda)	306,816
41,560	Ram Holdings Ltd. *	20,364
10,200	XL Capital Ltd.	186,966
		514,146
Telephone & Telegraph Apparatus - 1.96%
40,000	Tellabs, Inc. *	227,201

TOTAL FOR COMMON STOCKS (Cost $8,522,055) - 88.56%		10,306,927

CORPORATE BONDS - 5.08%
21,900	Delphil Financial Group 7.376%, Jr. Sub Debentures Due 2067	389,820
3,900	PMA Capital Corp. 8.500%, 06/15/2018	36,348
8,856	Pulte Homes, Inc. 7.375%, 06/01/2046	165,164

TOTAL FOR CORPORATE BONDS (Cost $508,801) - 5.08%		591,332

SHORT-TERM INVESTMENTS - 6.18%
718,987	Huntington U.S. Treasury Money Market IV (Cost $718,987) 0.01% **	718,987

TOTAL INVESTMENTS (Cost $9,749,843) - 99.81%		11,617,246

OTHER ASSETS LESS LIABILITIES - 0.19%		21,637

NET ASSETS - 100.00%		$ 11,638,883

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at December 31, 2009.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS
At December 31, 2009 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,749,843 amounted to $1,867,403 which consisted of aggregate gross unrealized appreciation of
$2,734,398 and aggregate gross unrealized depreciation of $866,995.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,306,927	$0	$0	$10,306,927
Exchange Traded Funds	$0	$0	$0	$0
Corporate Bonds	$591,332	$0	$0	$591,332
Cash Equivalents	$718,987	$0	$0	$718,987
Total	$11,617,246	$0	$0	$11,617,246

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date February 26, 2010

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date February 26, 2010

* Print the name and title of each signing officer under his or her signature.